Loan Sales And Securitizations (Schedule Of Sensitivity Of Fair Value Of Other Retained Interests To Immediate 10 Percent And 20 Percent Adverse Changes Assumptions) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 1,262,720	$ 988,217
Interest Only Strip [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	12,507	17,852
Weighted average life (in years)	3 years 11 months	3 years 8 months
Annual prepayment rate	19.10%	20.20%
Annual prepayment rate, Impact on fair value of 10% adverse change	(554)	(831)
Annual prepayment rate, Impact on fair value of 20% adverse change	(1,065)	(1,598)
Annual discount rate on residual cash flows	13.30%	13.30%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(454)	(667)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	(872)	(1,281)
Principal Only Strip [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	5,480	8,052
Weighted average life (in years)	2 years 4 months	3 years 6 months
Annual prepayment rate	43.50%	30.20%
Annual prepayment rate, Impact on fair value of 10% adverse change	(283)	(297)
Annual prepayment rate, Impact on fair value of 20% adverse change	(596)	(563)
Annual discount rate on residual cash flows		20.50%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(234)	(429)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	$ (448)	$ (849)